Schedule of the provision for income taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 29, 2013	Jun. 30, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Provision for Income Taxes
Current	$ 388		$ 906	$ 1,882	$ 1,064	$ 1,772	$ 1,579	$ 3,017
Deferred	24,273	9,070	4,653	33,226	2,637	30,929	20,524	4,382
Total	$ 24,661		$ 5,559	$ 35,108	$ 3,701	$ 32,701	$ 22,103	$ 7,399
Effective tax rate	37.70%		36.00%	51.10%	29.50%	38.40%	(89.10%)	25.10%